Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 1,577,000	$ 3,542,000	$ 702,000	$ 5,821,000
CANADA | Province of British Columbia
Total	311,000	1,133,000	$ 702,000	2,146,000
CANADA | Xatsull First Nation
Total		264,000		264,000
CANADA | Saskatchewan Research Council
Total		276,000		276,000
MEXICO | Government of Mexico
Total	843,000	1,724,000		2,567,000
UNITED STATES | State of Utah
Total	$ 423,000			423,000
UNITED STATES | Town of Goshen
Total		$ 145,000		$ 145,000